UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	369 Lexington Avenue
		20th Floor
		New York, NY  10017
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  May 10, 2010

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		29

FORM 13F Information Table Value Total:	$21,365,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     2112  38894   SH       SOLE                  38894
ASML Holding N V ADR           COM              N07059111      554  15648   SH       SOLE                  15648
Adobe                          COM              00724F101      698  19739   SH       SOLE                  19739
Amdocs                         COM              G02602103      477  15841   SH       SOLE                  15841
Anadarko Petroleum             COM              032511107      661   9080   SH       SOLE                   9080
Apple Computing                COM              037833100     1221   5195   SH       SOLE                   5195
Applied Materials              COM              038222105      308  22865   SH       SOLE                  22865
Bio Reference Lab              COM              09057G602      787  17901   SH       SOLE                  17901
Biovail Corporation            COM              09067J109      728  43421   SH       SOLE                  43421
Blue Earth Refineries          COM              G11999102      111 101398   SH       SOLE                 101398
CR Bard                        COM              067383109      438   5054   SH       SOLE                   5054
Catalyst Pharmaceuticals       COM              14888U101       30  38000   SH       SOLE                  38000
China Medical Technology ADS   COM              169483104      396  29062   SH       SOLE                  29062
Fuelnation, Inc.               COM              359528205        0 496780   SH       SOLE                 496780
General Electric               COM              369604103      851  46740   SH       SOLE                  46740
IBM                            COM              459200101      515   4017   SH       SOLE                   4017
Intel Corp.                    COM              458140100      841  37729   SH       SOLE                  37729
KV Pharmaceutical Cl A         COM              482740206      255 144992   SH       SOLE                 144992
Mass Financial Corp. Class A   COM              P64605101     2423 261150   SH       SOLE                 261150
Mattson Technology             COM              577223100     1584 346702   SH       SOLE                 346702
Microsoft                      COM              594918104      498  17015   SH       SOLE                  17015
Mymetics Corp                  COM              62856A102       26 199089   SH       SOLE                 199089
NII Holdings                   COM              62913F201     2011  48254   SH       SOLE                  48254
O2 Micro                       COM              67107W100      891 130139   SH       SOLE                 130139
QUALCOMM                       COM              747525103      570  13595   SH       SOLE                  13595
STEC                           COM              784774101      298  24875   SH       SOLE                  24875
Scientific Games               COM              80874P109      540  38272   SH       SOLE                  38272
Sigma Design                   COM              826565103      499  42559   SH       SOLE                  42559
Teradyne                       COM              880770102      646  57865   SH       SOLE                  57865
Zoltek                         COM              98975W104      393  40810   SH       SOLE                  40810